Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, plant and equipment [abstract]
Schedule of reconciliation of property, plant and equipment

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2024
Opening net book value	99,100	31,761	1,053	560	3,724	136,198
Additions	10,356	3,720	569	68	(292)	14,421
Depreciation charge	(7,828)	(6,248)	(467)	(161)	—	(14,705)
Impairment charge/reversal	—	322	—	—	—	322
Disposals	(102)	(800)	(20)	(11)	—	(932)
Exchange rate differences	3,151	302	20	21	86	3,579
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883
AS AT DECEMBER 31, 2024
Cost	151,034	74,445	3,542	1,512	3,518	234,051
Accumulated depreciation and impairment	(46,357)	(45,389)	(2,386)	(1,035)	—	(95,167)
CLOSING NET BOOK VALUE	104,678	29,056	1,155	477	3,518	138,883
The additions in 2024 were primarily from the construction of the Almeida facility in Livingston. The depreciation charges for the fiscal year were conducted in accordance with standard practices, and present a slight increase due to the investments from previous years.

in € thousand	Land, buildings and leasehold improvements	Manufacturing and laboratory equipment	Computer hardware	Furniture, fittings and other	Assets in the course of construction	Total
YEAR ENDED DECEMBER 31, 2023
Opening net book value	74,493	34,544	1,140	675	1,583	112,435
Change in consolidation scope	22,373	—	—	—	—	22,373
Additions	9,088	2,884	414	33	1,985	14,404
Depreciation charge	(6,008)	(4,372)	(442)	(155)	—	(10,976)
Impairment charge/reversal	—	1,869	—	—	—	1,869
Disposals	(1,837)	(3,547)	(61)	(2)	—	(5,448)
Exchange rate differences	991	383	3	9	155	1,541
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198

AS AT DECEMBER 31, 2023
Cost	125,580	73,686	3,438	1,895	3,724	208,323
Accumulated depreciation and impairment	(26,479)	(41,926)	(2,384)	(1,335)	—	(72,125)
CLOSING NET BOOK VALUE	99,100	31,761	1,053	560	3,724	136,198

Disclosure of revenue by geographical markets

	Year ended December 31,
in € thousand	2024	2023	2022
United States	48,593	32,964	(23,803)
Canada	32,321	28,193	18,904
United Kingdom	19,489	20,266	181,129
Germany	18,374	13,503	68,529
Austria	15,897	14,583	21,793
Nordics	13,937	12,695	12,043
France	7,220	5,866	46,608
Other Europe	9,056	9,335	18,740
Rest of World	4,691	16,308	17,360
REVENUE TOTAL	169,579	153,713	361,303
Nordics includes Finland, Denmark, Norway and Sweden.

	Year ended December 31,
in € thousand	2024	2023
United Kingdom	93,309	87,646
Austria	48,533	49,460
Nordics	36,264	39,111
France	4,350	4,839
United States	781	934
Canada	138	166
NON-CURRENT ASSETS	183,373	182,156